Share Capital (Details)								12 Months Ended
		Aug. 30, 2023	Nov. 28, 2022 $ / shares shares	Aug. 30, 2022 USD ($) $ / shares shares	Jun. 16, 2022	May 03, 2022	Feb. 17, 2022 USD ($) shares	Dec. 31, 2023 $ / shares shares	Nov. 14, 2023 shares	Dec. 31, 2022 shares
Share Capital [Line Items]
Issuance of stock dividend							664.0547
Aggregate issuance share (in Dollars) | $							$ 6,630,547
Authorized share capital (in Dollars) | $							100,000,000
Reverse Shares (in Dollars) | $							$ 43,567,567
Reverse split					On June 16, 2022, the Company’s Board of Directors approved a 1-for-1.85 reverse split of our issued and outstanding Ordinary Shares, effective as of June 16, 2022, pursuant to which holders of our Ordinary Shares received one Ordinary Share for every 1.85 Ordinary Shares held as of such date.	On May 3, 2022, the Company’s Board of Directors approved a 0.806-for-1 reverse split of its issued and outstanding Ordinary Shares, effective as of May 3, 2022, pursuant to which holders of the Company’s Ordinary Shares received 0.806 of an Ordinary Share for every one Ordinary share.
Issued and outstanding shares	[1]							1,215,512		1,153,461
Price per share (in Dollars per share) | $ / shares								$ 42.42
Initial exercise price expire				5 years
Exercise price (in Dollars per share) | $ / shares			$ 14.14	$ 14.14
Exercise price less (in Dollars per share) | $ / shares				$ 14.14
Exercise price (in Dollars per share) | $ / shares			$ 14.14
Revenues percentage			2.30%
Proceeds from Warrant Exercises (in Dollars) | $				$ 4,000
Issuance of bonus shares							1
Aggregate issuance shares							7
Underwriter’s Warrants [Member]
Share Capital [Line Items]
Purchase of warrants				185,873
Ordinary shares				26,554
Exercise price (in Dollars per share) | $ / shares				$ 36.4
Issuance costs (in Dollars) | $				$ 109,000
Warrant [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares				$ 28,280
IPO [Member]
Share Capital [Line Items]
Issued and outstanding shares								413,304
Purchase of warrants				531,069
Ordinary shares				60,845
Unit, Price per Unit (in Dollars per share) | $ / shares				$ 29.12
Price per share (in Dollars per share) | $ / shares				$ 28.28
Additional warrant term								5 years
Additional warrants description								Applicable issuance costs, amounting to $2,193 thousand, were allocated in the same proportion as the allocation of the gross proceeds. An amount of $1,169 thousand was considered as issuance costs allocated to the warrants and was recorded in the consolidated statement of operations, while costs allocated as issuance costs of ordinary shares in the amount of $1,024 thousand were recorded in equity as a reduction of the paid in capital for the year ended December 31, 2023.
Issuance of period term		3 years
IPO [Member] | Warrant [Member]
Share Capital [Line Items]
Ordinary shares				425,912
IPO [Member] | Advisor Warrants [Member]
Share Capital [Line Items]
Purchase of warrants				18,565
Exercise price (in Dollars per share) | $ / shares			$ 14.14	$ 28.28
Warrants and Rights Outstanding, Term				2653 years
Over-Allotment Option [Member]
Share Capital [Line Items]
Proceeds from Issuance or Sale of Equity (in Dollars) | $				$ 15,500,000
Issuance costs (in Dollars) | $				$ 1,000
Common Stock [Member]
Share Capital [Line Items]
Ordinary shares				8,586
Warrants purchase shares			2,824,525
Purchase of additional warrant			403,504
Common Stock [Member] | IPO [Member]
Share Capital [Line Items]
Purchase of warrants				531,069
Ordinary shares				8,586
Common Stock [Member] | Over-Allotment Option [Member]
Share Capital [Line Items]
Ordinary shares				3,717,473
Reduction to Additional Paid in Capital [Member] | Underwriter’s Warrants [Member]
Share Capital [Line Items]
Issuance costs (in Dollars) | $				$ 51,000
Reduction to Additional Paid in Capital [Member] | Over-Allotment Option [Member]
Share Capital [Line Items]
Issuance costs (in Dollars) | $				500
Board of Directors [Member] | Common Stock [Member]
Share Capital [Line Items]
Ordinary shares									26,706
Finance Expense [Member] | Underwriter’s Warrants [Member]
Share Capital [Line Items]
Issuance costs (in Dollars) | $				58,000
Finance Expense [Member] | Over-Allotment Option [Member]
Share Capital [Line Items]
Issuance costs (in Dollars) | $				$ 500
Pure Capital Ltd. [Member]
Share Capital [Line Items]
Conversion of outstanding amounts into shares				209,088
Mr. Hakmon [Member]
Share Capital [Line Items]
Conversion of outstanding amounts into shares				209,088
Medigus [Member]
Share Capital [Line Items]
Agreement description								The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company, (ii) the right to receive dividends, if and when declared by the Board of Directors and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus, subject to the rights conferred on any class of shares which may be issued in the future.

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023. See Note 13.